Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment
Property and equipment consists of the following:

	March 31, 2015	December 31, 2014
Equipment	$8,698	$8,552
Furniture and fixtures	375	375
Leasehold improvements	13,209	13,193
Total property and equipment	22,282	22,120
Less accumulated depreciation	17,608	17,285
Property and equipment, net of accumulated depreciation	4,674	4,835
Property and equipment reclassified to assets of discontinued operations, net	4,674	4,835
Property and equipment, net of assets of discontinued operations	$—	$—

Depreciation expense was $323 and $308 for the three months ended March 31, 2015 and 2014, respectively, with $282 and $282 included in income (loss) from discontinued operations, respectively.

Property and Equipment
Property and equipment consists of the following:

	December 31,
	2014	2013
Equipment	$8,552	$9,577
Furniture and fixtures	375	378
Leasehold improvements	13,193	13,115
Total property and equipment	22,120	23,070
Less accumulated depreciation	17,285	17,669
Property and equipment, net of accumulated depreciation	4,835	5,401
Property and equipment reclassified to assets of discontinued operations, net	4,835	5,401
Property and equipment, net of assets of discontinued operations	$—	$—

Depreciation expense was $1,238 and $1,329 for the years ended December 31, 2014 and 2013, respectively, including $1,132 and $1,215 presented in discontinued operations in the accompanying statements of operations for the years ended December 31, 2014 and 2013, respectively. As discussed in Notes 19 and 20, the Company met the relevant criteria for reporting the Service Business as held for sale on May 4, 2015, and as a result, the Company stopped recording depreciation expense on that date and assessed the property and equipment assets for impairment pursuant to FASB Topic 360, Property, Plant, and Equipment.
In the quarter ended June 30, 2014, the Company’s insurance carrier remitted proceeds for the replacement cost of a fixed asset that was damaged by severe weather. The asset’s net book value was reduced upon occurrence of the damage. The proceeds received from the insurance recovery exceeded the net book value of the asset by $165, which was recognized as a gain during the quarter ended June 30, 2014. The replacement asset was delivered, installed and placed in service during the quarter ended September 30, 2014. The fixed asset, and the resulting gain, was directly related to the Services Business and, therefore, is presented in discontinued operations in the accompanying statements of operations.
Gain on Sale of Asset
On May 17, 2012, the Company sold the rights to its HEOS software to a third party for consideration of $4,500. The HEOS software asset was used in and was directly related to the operations of the Services Business. The Company received $3,500 on May 17, 2012 and recorded a gain on sale of asset of $3,412 within discontinued operations, net of transaction expenses. The remaining balance of $1,000 was held in escrow by the buyer until certain conditions were met.
On May 17, 2013, the Company met all the contractual conditions and collected the $1,000 held in escrow. The Company recognized $988, which is net of transaction expenses, as a gain on sale of asset included in discontinued operations in the accompanying financial statements.